PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	R$ 704,985	R$ (39,668)	R$ (469,955)
Asset limitation effect	(557,103)	117,389	73,032
Post-employment benefits recognized in other comprehensive income (loss)	147,882	77,721	(396,923)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	352,011	(46,511)	(70,083)
Asset limitation effect	(431,071)	46,240	56,024
Post-employment benefits recognized in other comprehensive income (loss)	(79,060)	(271)	(14,059)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	352,974	6,843	(399,872)
Asset limitation effect	(126,032)	71,149	17,008
Post-employment benefits recognized in other comprehensive income (loss)	R$ 226,942	R$ 77,992	R$ (382,864)